Offerings - Offering: 1	Apr. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	1,400,000
Proposed Maximum Offering Price per Unit	80
Maximum Aggregate Offering Price	$ 112,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 17,147.2
Offering Note
(1)
This registration statement on Form
S-8
(this “Registration Statement”) covers an aggregate of 1,400,000 shares of the Registrant’s common stock, par value $1.00 per share (“Common Stock”). In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Common Stock as may be issued pursuant to the provisions of the Plan to prevent dilution from stock splits, stock dividends and similar transactions.

(2)
Pursuant to Rules 457(c) and (h) under the Securities Act, the proposed maximum offering price per share and the maximum aggregate offering price for the shares have been calculated solely for the purpose of computing the registration fee on the basis of the average of the high and low prices of the Registrant’s Common Stock as reported by the New York Stock Exchange, which were $81.56 and $78.44, respectively, on April 3, 2025.